Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Advisor Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class M
Trading Symbol	FSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	1.57%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.57%
Net Assets	$ 1,955,004,625
Holdings Count | shares	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.6 Financials 14.1 Health Care 13.6 Consumer Discretionary 12.4 Materials 7.3 Energy 6.1 Consumer Staples 4.2 Real Estate 4.1 Communication Services 2.4 Utilities 1.1 Common Stocks 99.5 Domestic Equity Funds 0.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.2 Canada 3.9 Thailand 2.2 Israel 1.8 United Kingdom 1.5 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.2 Constellium SE 1.8 Patrick Industries Inc 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.7 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.5 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 Primerica Inc 1.4 16.6
Fidelity Advisor Dividend Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class A
Trading Symbol	FADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	0.96%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Net Assets	$ 1,516,322,845
Holdings Count | shares	137
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.0 Financials 15.0 Energy 11.3 Health Care 8.2 Communication Services 5.7 Utilities 5.2 Consumer Staples 3.6 Materials 3.2 Consumer Discretionary 2.0 Real Estate 1.5 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 85.5 Canada 4.1 United Kingdom 1.9 Norway 1.0 India 1.0 Taiwan 0.8 Netherlands 0.7 Korea (South) 0.6 France 0.6 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 2.8 Broadcom Inc 2.2 Apollo Global Management Inc 2.0 Allison Transmission Holdings Inc 1.8 Unitedhealth Group Inc 1.7 Boeing Co 1.7 Cigna Group/The 1.6 30.9
Fidelity Advisor Equity Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class C
Trading Symbol	FAVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.77%
Net Assets	$ 211,209,337
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Health Care 16.1 Consumer Staples 11.3 Industrials 11.2 Energy 9.1 Information Technology 6.8 Utilities 6.2 Communication Services 5.2 Consumer Discretionary 4.3 Materials 2.4 Real Estate 1.1 Common Stocks 97.3 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 3.8 Canada 2.3 Germany 2.0 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.5 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Cigna Group/The 3.0 Berkshire Hathaway Inc Class B 2.9 Bank of America Corp 2.9 Comcast Corp Class A 2.7 Travelers Cos Inc/The 2.6 Walt Disney Co/The 2.5 PG&E Corp 2.4 30.4
Fidelity Advisor Dividend Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class Z
Trading Symbol	FZADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.62%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%
Net Assets	$ 1,516,322,845
Holdings Count | shares	137
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.0 Financials 15.0 Energy 11.3 Health Care 8.2 Communication Services 5.7 Utilities 5.2 Consumer Staples 3.6 Materials 3.2 Consumer Discretionary 2.0 Real Estate 1.5 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 85.5 Canada 4.1 United Kingdom 1.9 Norway 1.0 India 1.0 Taiwan 0.8 Netherlands 0.7 Korea (South) 0.6 France 0.6 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 2.8 Broadcom Inc 2.2 Apollo Global Management Inc 2.0 Allison Transmission Holdings Inc 1.8 Unitedhealth Group Inc 1.7 Boeing Co 1.7 Cigna Group/The 1.6 30.9
Fidelity Advisor Series Equity Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Equity Growth Fund
Class Name	Fidelity Advisor® Series Equity Growth Fund
Trading Symbol	FMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 1,258,146,234
Holdings Count | shares	149
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,258,146,234
Number of Holdings	149
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.6 Health Care 14.5 Industrials 12.7 Communication Services 11.3 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.7 Materials 0.2 Common Stocks 99.5 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 86.6 Netherlands 4.0 Taiwan 2.1 China 1.8 Israel 1.1 India 0.9 Brazil 0.9 Japan 0.6 France 0.6 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.3 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.8 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 51.0
Fidelity Advisor Value Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class M
Trading Symbol	FASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.34%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class A
Trading Symbol	FEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 1,796,779,158
Holdings Count | shares	116
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 17.2 Consumer Staples 10.9 Industrials 8.7 Utilities 8.3 Energy 8.2 Information Technology 6.4 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 United Kingdom 5.2 France 2.2 Taiwan 1.0 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 2.0 Unilever PLC ADR 1.9 23.8
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class C
Trading Symbol	FMCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.69%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.69%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Growth Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class A
Trading Symbol	FAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
Net Assets	$ 21,185,633,611
Holdings Count | shares	202
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Communication Services 21.4 Consumer Discretionary 9.8 Health Care 9.4 Industrials 6.8 Financials 4.5 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 2.1 Domestic Equity Funds 0.3 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 China 1.9 Singapore 1.9 Taiwan 1.4 France 0.7 India 0.3 Ireland 0.2 Estonia 0.2 Canada 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.6 Meta Platforms Inc Class A 5.9 Apple Inc 5.0 Amazon.com Inc 5.0 Alphabet Inc Class C 4.7 Uber Technologies Inc 2.7 Roku Inc Class A 2.3 Eli Lilly & Co 2.2 Sea Ltd Class A ADR 1.9 52.6
Fidelity Advisor Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class Z
Trading Symbol	FZAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,796,779,158
Holdings Count | shares	116
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 17.2 Consumer Staples 10.9 Industrials 8.7 Utilities 8.3 Energy 8.2 Information Technology 6.4 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 United Kingdom 5.2 France 2.2 Taiwan 1.0 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 2.0 Unilever PLC ADR 1.9 23.8
Fidelity Advisor Large Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class M
Trading Symbol	FALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.32%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.32%
Net Assets	$ 1,387,189,575
Holdings Count | shares	185
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.3 Financials 16.5 Industrials 16.2 Health Care 11.6 Communication Services 10.1 Energy 9.5 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 2.0 Utilities 1.0 Real Estate 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.0 Canada 2.1 Germany 0.9 Zambia 0.9 Netherlands 0.7 France 0.7 United Kingdom 0.6 Belgium 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Exxon Mobil Corp 6.3 Wells Fargo & Co 5.6 General Electric Co 5.6 NVIDIA Corp 4.4 Bank of America Corp 2.7 Meta Platforms Inc Class A 2.7 Apple Inc 2.6 Boeing Co 2.4 Alphabet Inc Class A 2.0 41.6
Fidelity Advisor Growth Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class Z
Trading Symbol	FZAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.36%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%
Net Assets	$ 21,185,633,611
Holdings Count | shares	202
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Communication Services 21.4 Consumer Discretionary 9.8 Health Care 9.4 Industrials 6.8 Financials 4.5 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 2.1 Domestic Equity Funds 0.3 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 China 1.9 Singapore 1.9 Taiwan 1.4 France 0.7 India 0.3 Ireland 0.2 Estonia 0.2 Canada 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.6 Meta Platforms Inc Class A 5.9 Apple Inc 5.0 Amazon.com Inc 5.0 Alphabet Inc Class C 4.7 Uber Technologies Inc 2.7 Roku Inc Class A 2.3 Eli Lilly & Co 2.2 Sea Ltd Class A ADR 1.9 52.6
Fidelity Advisor Growth & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class A
Trading Symbol	FGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 1,154,679,756
Holdings Count | shares	188
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 18.7 Industrials 16.8 Health Care 11.9 Energy 10.0 Consumer Staples 6.0 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.2 Materials 1.5 Real Estate 1.3 Common Stocks 98.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 90.4 Canada 1.6 Germany 1.2 United Kingdom 1.2 Netherlands 1.1 France 1.0 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 7.3 Wells Fargo & Co 5.8 General Electric Co 5.2 NVIDIA Corp 4.1 Bank of America Corp 2.9 Apple Inc 2.8 Visa Inc Class A 1.9 Unitedhealth Group Inc 1.9 Boeing Co 1.8 42.5
Fidelity Advisor Value Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class A
Trading Symbol	FSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Equity Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class A
Trading Symbol	FAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 211,209,337
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Health Care 16.1 Consumer Staples 11.3 Industrials 11.2 Energy 9.1 Information Technology 6.8 Utilities 6.2 Communication Services 5.2 Consumer Discretionary 4.3 Materials 2.4 Real Estate 1.1 Common Stocks 97.3 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 3.8 Canada 2.3 Germany 2.0 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.5 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Cigna Group/The 3.0 Berkshire Hathaway Inc Class B 2.9 Bank of America Corp 2.9 Comcast Corp Class A 2.7 Travelers Cos Inc/The 2.6 Walt Disney Co/The 2.5 PG&E Corp 2.4 30.4
Fidelity Advisor Equity Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class Z
Trading Symbol	FZAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 10,015,753,076
Holdings Count | shares	150
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Health Care 14.4 Industrials 12.4 Communication Services 11.2 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.6 Materials 0.2 Common Stocks 98.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.9 Netherlands 3.9 Taiwan 2.1 China 1.7 Israel 1.1 Brazil 0.9 India 0.9 Japan 0.6 France 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.2 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.7 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 50.8
Fidelity Advisor Value Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class C
Trading Symbol	FVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.86%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class C
Trading Symbol	FEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.63%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%
Net Assets	$ 1,796,779,158
Holdings Count | shares	116
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 17.2 Consumer Staples 10.9 Industrials 8.7 Utilities 8.3 Energy 8.2 Information Technology 6.4 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 United Kingdom 5.2 France 2.2 Taiwan 1.0 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 2.0 Unilever PLC ADR 1.9 23.8
Fidelity Advisor Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class I
Trading Symbol	FSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Net Assets	$ 1,955,004,625
Holdings Count | shares	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.6 Financials 14.1 Health Care 13.6 Consumer Discretionary 12.4 Materials 7.3 Energy 6.1 Consumer Staples 4.2 Real Estate 4.1 Communication Services 2.4 Utilities 1.1 Common Stocks 99.5 Domestic Equity Funds 0.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.2 Canada 3.9 Thailand 2.2 Israel 1.8 United Kingdom 1.5 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.2 Constellium SE 1.8 Patrick Industries Inc 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.7 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.5 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 Primerica Inc 1.4 16.6
Fidelity Value Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund
Trading Symbol	FSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Equity Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class I
Trading Symbol	FAIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 211,209,337
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Health Care 16.1 Consumer Staples 11.3 Industrials 11.2 Energy 9.1 Information Technology 6.8 Utilities 6.2 Communication Services 5.2 Consumer Discretionary 4.3 Materials 2.4 Real Estate 1.1 Common Stocks 97.3 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 3.8 Canada 2.3 Germany 2.0 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.5 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Cigna Group/The 3.0 Berkshire Hathaway Inc Class B 2.9 Bank of America Corp 2.9 Comcast Corp Class A 2.7 Travelers Cos Inc/The 2.6 Walt Disney Co/The 2.5 PG&E Corp 2.4 30.4
Fidelity Real Estate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate High Income Fund
Class Name	Fidelity® Real Estate High Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.
Additional Information Phone Number	1-617-563-7644
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 552,544,122
Holdings Count | shares	335
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$552,544,122
Number of Holdings	335
Portfolio Turnover	36%

Holdings [Text Block]	AAA 9.7 AA 0.9 A 1.7 BBB 8.6 BB 11.0 B 8.1 CCC,CC,C 5.2 D 0.0 Not Rated 54.2 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. CMOs and Other Mortgage Related Securities 90.2 Corporate Bonds 5.1 Asset-Backed Securities 3.0 Bank Loan Obligations 1.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BX Commercial Mortgage Trust 2020-VIVA 2.7 BX Trust 2019-OC11 2.2 Hilton USA Trust 2.0 MHC Commercial Mortgage Trust 1.9 BX Trust 2021-ACNT 1.8 CAMB Commercial Mortgage Trust 1.6 JPMorgan Chase Commercial Mortgage Securities Trust 2012-CIBX 1.6 BX Trust 2021-VOLT 1.5 BX Commercial Mortgage Trust 2021-SOAR 1.2 BX Commercial Mortgage Trust 2021-VINO 1.0 17.5
Fidelity Advisor Dividend Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class C
Trading Symbol	FDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.72%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.72%
Net Assets	$ 1,516,322,845
Holdings Count | shares	137
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.0 Financials 15.0 Energy 11.3 Health Care 8.2 Communication Services 5.7 Utilities 5.2 Consumer Staples 3.6 Materials 3.2 Consumer Discretionary 2.0 Real Estate 1.5 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 85.5 Canada 4.1 United Kingdom 1.9 Norway 1.0 India 1.0 Taiwan 0.8 Netherlands 0.7 Korea (South) 0.6 France 0.6 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 2.8 Broadcom Inc 2.2 Apollo Global Management Inc 2.0 Allison Transmission Holdings Inc 1.8 Unitedhealth Group Inc 1.7 Boeing Co 1.7 Cigna Group/The 1.6 30.9
Fidelity Advisor Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class A
Trading Symbol	FSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	1.33%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.33%
Net Assets	$ 1,955,004,625
Holdings Count | shares	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.6 Financials 14.1 Health Care 13.6 Consumer Discretionary 12.4 Materials 7.3 Energy 6.1 Consumer Staples 4.2 Real Estate 4.1 Communication Services 2.4 Utilities 1.1 Common Stocks 99.5 Domestic Equity Funds 0.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.2 Canada 3.9 Thailand 2.2 Israel 1.8 United Kingdom 1.5 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.2 Constellium SE 1.8 Patrick Industries Inc 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.7 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.5 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 Primerica Inc 1.4 16.6
Fidelity Value Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund Class K
Trading Symbol	FVSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Dividend Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class M
Trading Symbol	FDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.20%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%
Net Assets	$ 1,516,322,845
Holdings Count | shares	137
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.0 Financials 15.0 Energy 11.3 Health Care 8.2 Communication Services 5.7 Utilities 5.2 Consumer Staples 3.6 Materials 3.2 Consumer Discretionary 2.0 Real Estate 1.5 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 85.5 Canada 4.1 United Kingdom 1.9 Norway 1.0 India 1.0 Taiwan 0.8 Netherlands 0.7 Korea (South) 0.6 France 0.6 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 2.8 Broadcom Inc 2.2 Apollo Global Management Inc 2.0 Allison Transmission Holdings Inc 1.8 Unitedhealth Group Inc 1.7 Boeing Co 1.7 Cigna Group/The 1.6 30.9
Fidelity Advisor Growth & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class Z
Trading Symbol	FGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 1,154,679,756
Holdings Count | shares	188
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 18.7 Industrials 16.8 Health Care 11.9 Energy 10.0 Consumer Staples 6.0 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.2 Materials 1.5 Real Estate 1.3 Common Stocks 98.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 90.4 Canada 1.6 Germany 1.2 United Kingdom 1.2 Netherlands 1.1 France 1.0 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 7.3 Wells Fargo & Co 5.8 General Electric Co 5.2 NVIDIA Corp 4.1 Bank of America Corp 2.9 Apple Inc 2.8 Visa Inc Class A 1.9 Unitedhealth Group Inc 1.9 Boeing Co 1.8 42.5
Fidelity Advisor Growth Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class I
Trading Symbol	FAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 21,185,633,611
Holdings Count | shares	202
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Communication Services 21.4 Consumer Discretionary 9.8 Health Care 9.4 Industrials 6.8 Financials 4.5 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 2.1 Domestic Equity Funds 0.3 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 China 1.9 Singapore 1.9 Taiwan 1.4 France 0.7 India 0.3 Ireland 0.2 Estonia 0.2 Canada 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.6 Meta Platforms Inc Class A 5.9 Apple Inc 5.0 Amazon.com Inc 5.0 Alphabet Inc Class C 4.7 Uber Technologies Inc 2.7 Roku Inc Class A 2.3 Eli Lilly & Co 2.2 Sea Ltd Class A ADR 1.9 52.6
Fidelity Advisor Growth Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class M
Trading Symbol	FAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	0.98%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%
Net Assets	$ 21,185,633,611
Holdings Count | shares	202
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Communication Services 21.4 Consumer Discretionary 9.8 Health Care 9.4 Industrials 6.8 Financials 4.5 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 2.1 Domestic Equity Funds 0.3 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 China 1.9 Singapore 1.9 Taiwan 1.4 France 0.7 India 0.3 Ireland 0.2 Estonia 0.2 Canada 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.6 Meta Platforms Inc Class A 5.9 Apple Inc 5.0 Amazon.com Inc 5.0 Alphabet Inc Class C 4.7 Uber Technologies Inc 2.7 Roku Inc Class A 2.3 Eli Lilly & Co 2.2 Sea Ltd Class A ADR 1.9 52.6
Fidelity Advisor Equity Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class I
Trading Symbol	EQPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 10,015,753,076
Holdings Count | shares	150
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Health Care 14.4 Industrials 12.4 Communication Services 11.2 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.6 Materials 0.2 Common Stocks 98.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.9 Netherlands 3.9 Taiwan 2.1 China 1.7 Israel 1.1 Brazil 0.9 India 0.9 Japan 0.6 France 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.2 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.7 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 50.8
Fidelity Advisor Growth & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class C
Trading Symbol	FGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.66%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.66%
Net Assets	$ 1,154,679,756
Holdings Count | shares	188
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 18.7 Industrials 16.8 Health Care 11.9 Energy 10.0 Consumer Staples 6.0 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.2 Materials 1.5 Real Estate 1.3 Common Stocks 98.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 90.4 Canada 1.6 Germany 1.2 United Kingdom 1.2 Netherlands 1.1 France 1.0 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 7.3 Wells Fargo & Co 5.8 General Electric Co 5.2 NVIDIA Corp 4.1 Bank of America Corp 2.9 Apple Inc 2.8 Visa Inc Class A 1.9 Unitedhealth Group Inc 1.9 Boeing Co 1.8 42.5
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class Z
Trading Symbol	FSLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.53%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Equity Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class C
Trading Symbol	EPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.69%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.69%
Net Assets	$ 10,015,753,076
Holdings Count | shares	150
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Health Care 14.4 Industrials 12.4 Communication Services 11.2 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.6 Materials 0.2 Common Stocks 98.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.9 Netherlands 3.9 Taiwan 2.1 China 1.7 Israel 1.1 Brazil 0.9 India 0.9 Japan 0.6 France 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.2 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.7 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 50.8
Fidelity Advisor Growth Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class C
Trading Symbol	FACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.49%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.49%
Net Assets	$ 21,185,633,611
Holdings Count | shares	202
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.5 Communication Services 21.4 Consumer Discretionary 9.8 Health Care 9.4 Industrials 6.8 Financials 4.5 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 2.1 Domestic Equity Funds 0.3 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 92.6 China 1.9 Singapore 1.9 Taiwan 1.4 France 0.7 India 0.3 Ireland 0.2 Estonia 0.2 Canada 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.3 Microsoft Corp 9.6 Meta Platforms Inc Class A 5.9 Apple Inc 5.0 Amazon.com Inc 5.0 Alphabet Inc Class C 4.7 Uber Technologies Inc 2.7 Roku Inc Class A 2.3 Eli Lilly & Co 2.2 Sea Ltd Class A ADR 1.9 52.6
Fidelity Advisor Equity Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class A
Trading Symbol	EPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.93%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
Net Assets	$ 10,015,753,076
Holdings Count | shares	150
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Health Care 14.4 Industrials 12.4 Communication Services 11.2 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.6 Materials 0.2 Common Stocks 98.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.9 Netherlands 3.9 Taiwan 2.1 China 1.7 Israel 1.1 Brazil 0.9 India 0.9 Japan 0.6 France 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.2 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.7 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 50.8
Fidelity Stock Selector Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity® Stock Selector Mid Cap Fund
Trading Symbol	FSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class C
Trading Symbol	FSCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	2.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.07%
Net Assets	$ 1,955,004,625
Holdings Count | shares	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.6 Financials 14.1 Health Care 13.6 Consumer Discretionary 12.4 Materials 7.3 Energy 6.1 Consumer Staples 4.2 Real Estate 4.1 Communication Services 2.4 Utilities 1.1 Common Stocks 99.5 Domestic Equity Funds 0.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.2 Canada 3.9 Thailand 2.2 Israel 1.8 United Kingdom 1.5 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.2 Constellium SE 1.8 Patrick Industries Inc 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.7 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.5 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 Primerica Inc 1.4 16.6
Fidelity Advisor Growth & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class M
Trading Symbol	FGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 1,154,679,756
Holdings Count | shares	188
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 18.7 Industrials 16.8 Health Care 11.9 Energy 10.0 Consumer Staples 6.0 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.2 Materials 1.5 Real Estate 1.3 Common Stocks 98.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 90.4 Canada 1.6 Germany 1.2 United Kingdom 1.2 Netherlands 1.1 France 1.0 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 7.3 Wells Fargo & Co 5.8 General Electric Co 5.2 NVIDIA Corp 4.1 Bank of America Corp 2.9 Apple Inc 2.8 Visa Inc Class A 1.9 Unitedhealth Group Inc 1.9 Boeing Co 1.8 42.5
Fidelity Advisor Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class I
Trading Symbol	EQPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 1,796,779,158
Holdings Count | shares	116
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 17.2 Consumer Staples 10.9 Industrials 8.7 Utilities 8.3 Energy 8.2 Information Technology 6.4 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 United Kingdom 5.2 France 2.2 Taiwan 1.0 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 2.0 Unilever PLC ADR 1.9 23.8
Fidelity Advisor Equity Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class Z
Trading Symbol	FAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 211,209,337
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Health Care 16.1 Consumer Staples 11.3 Industrials 11.2 Energy 9.1 Information Technology 6.8 Utilities 6.2 Communication Services 5.2 Consumer Discretionary 4.3 Materials 2.4 Real Estate 1.1 Common Stocks 97.3 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 3.8 Canada 2.3 Germany 2.0 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.5 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Cigna Group/The 3.0 Berkshire Hathaway Inc Class B 2.9 Bank of America Corp 2.9 Comcast Corp Class A 2.7 Travelers Cos Inc/The 2.6 Walt Disney Co/The 2.5 PG&E Corp 2.4 30.4
Fidelity Advisor Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class Z
Trading Symbol	FZAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 1,955,004,625
Holdings Count | shares	137
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.6 Financials 14.1 Health Care 13.6 Consumer Discretionary 12.4 Materials 7.3 Energy 6.1 Consumer Staples 4.2 Real Estate 4.1 Communication Services 2.4 Utilities 1.1 Common Stocks 99.5 Domestic Equity Funds 0.7 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.2 Canada 3.9 Thailand 2.2 Israel 1.8 United Kingdom 1.5 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.2 Constellium SE 1.8 Patrick Industries Inc 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.7 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.5 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 Primerica Inc 1.4 16.6
Fidelity Advisor Growth & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth & Income Fund
Class Name	Fidelity Advisor® Growth & Income Fund Class I
Trading Symbol	FGIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 1,154,679,756
Holdings Count | shares	188
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 18.7 Industrials 16.8 Health Care 11.9 Energy 10.0 Consumer Staples 6.0 Communication Services 4.0 Utilities 2.4 Consumer Discretionary 2.2 Materials 1.5 Real Estate 1.3 Common Stocks 98.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 90.4 Canada 1.6 Germany 1.2 United Kingdom 1.2 Netherlands 1.1 France 1.0 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 Exxon Mobil Corp 7.3 Wells Fargo & Co 5.8 General Electric Co 5.2 NVIDIA Corp 4.1 Bank of America Corp 2.9 Apple Inc 2.8 Visa Inc Class A 1.9 Unitedhealth Group Inc 1.9 Boeing Co 1.8 42.5
Fidelity Advisor Equity Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class M
Trading Symbol	FAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.17%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%
Net Assets	$ 10,015,753,076
Holdings Count | shares	150
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.1 Health Care 14.4 Industrials 12.4 Communication Services 11.2 Consumer Discretionary 9.1 Financials 6.2 Energy 2.4 Consumer Staples 0.6 Materials 0.2 Common Stocks 98.4 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.9 Netherlands 3.9 Taiwan 2.1 China 1.7 Israel 1.1 Brazil 0.9 India 0.9 Japan 0.6 France 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.6 NVIDIA Corp 10.2 Apple Inc 5.1 Alphabet Inc Class A 5.0 Amazon.com Inc 4.7 Uber Technologies Inc 3.7 Eli Lilly & Co 2.7 Boston Scientific Corp 2.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.1 Netflix Inc 2.1 50.8
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class M
Trading Symbol	FMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Equity Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class M
Trading Symbol	FAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 211,209,337
Holdings Count | shares	94
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Health Care 16.1 Consumer Staples 11.3 Industrials 11.2 Energy 9.1 Information Technology 6.8 Utilities 6.2 Communication Services 5.2 Consumer Discretionary 4.3 Materials 2.4 Real Estate 1.1 Common Stocks 97.3 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 United Kingdom 3.8 Canada 2.3 Germany 2.0 France 1.3 Korea (South) 1.1 Norway 0.7 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.5 JPMorgan Chase & Co 3.9 Chubb Ltd 3.0 Cigna Group/The 3.0 Berkshire Hathaway Inc Class B 2.9 Bank of America Corp 2.9 Comcast Corp Class A 2.7 Travelers Cos Inc/The 2.6 Walt Disney Co/The 2.5 PG&E Corp 2.4 30.4
Fidelity Advisor Large Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class Z
Trading Symbol	FIDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 1,387,189,575
Holdings Count | shares	185
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.3 Financials 16.5 Industrials 16.2 Health Care 11.6 Communication Services 10.1 Energy 9.5 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 2.0 Utilities 1.0 Real Estate 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.0 Canada 2.1 Germany 0.9 Zambia 0.9 Netherlands 0.7 France 0.7 United Kingdom 0.6 Belgium 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Exxon Mobil Corp 6.3 Wells Fargo & Co 5.6 General Electric Co 5.6 NVIDIA Corp 4.4 Bank of America Corp 2.7 Meta Platforms Inc Class A 2.7 Apple Inc 2.6 Boeing Co 2.4 Alphabet Inc Class A 2.0 41.6
Fidelity Advisor Series Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Small Cap Fund
Class Name	Fidelity Advisor® Series Small Cap Fund
Trading Symbol	FSSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 436,072,258
Holdings Count | shares	137
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$436,072,258
Number of Holdings	137
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Information Technology 15.4 Financials 14.1 Health Care 13.4 Consumer Discretionary 12.7 Materials 7.2 Energy 6.1 Consumer Staples 4.1 Real Estate 4.1 Communication Services 2.5 Utilities 1.1 Common Stocks 99.3 Domestic Equity Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 89.3 Canada 3.8 Thailand 2.0 Israel 1.8 United Kingdom 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.6 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fabrinet 2.0 Patrick Industries Inc 2.0 Constellium SE 1.8 Insight Enterprises Inc 1.7 Commercial Metals Co 1.6 FTAI Aviation Ltd 1.6 Liberty Energy Inc Class A 1.6 Lamar Advertising Co Class A 1.5 Ensign Group Inc/The 1.4 EMCOR Group Inc 1.4 16.6
Fidelity Advisor Value Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class I
Trading Symbol	FASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 2,345,592,459
Holdings Count | shares	118
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 19.3 Consumer Discretionary 9.7 Utilities 8.8 Energy 8.8 Materials 8.3 Real Estate 6.0 Health Care 5.9 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.5 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 6.2 Spain 0.7 Sweden 0.6 Puerto Rico 0.6 Switzerland 0.5 India 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 2.2 Canadian Natural Resources Ltd 2.1 Centene Corp 1.8 Constellation Energy Corp 1.8 Expro Group Holdings NV 1.7 Apollo Global Management Inc 1.6 Welltower Inc 1.6 PG&E Corp 1.5 AES Corp/The 1.5 First Citizens BancShares Inc/NC Class A 1.5 17.3
Fidelity Advisor Large Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class C
Trading Symbol	FLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.84%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.84%
Net Assets	$ 1,387,189,575
Holdings Count | shares	185
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.3 Financials 16.5 Industrials 16.2 Health Care 11.6 Communication Services 10.1 Energy 9.5 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 2.0 Utilities 1.0 Real Estate 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.0 Canada 2.1 Germany 0.9 Zambia 0.9 Netherlands 0.7 France 0.7 United Kingdom 0.6 Belgium 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Exxon Mobil Corp 6.3 Wells Fargo & Co 5.6 General Electric Co 5.6 NVIDIA Corp 4.4 Bank of America Corp 2.7 Meta Platforms Inc Class A 2.7 Apple Inc 2.6 Boeing Co 2.4 Alphabet Inc Class A 2.0 41.6
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class A
Trading Symbol	FMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Large Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class A
Trading Symbol	FALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Net Assets	$ 1,387,189,575
Holdings Count | shares	185
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.3 Financials 16.5 Industrials 16.2 Health Care 11.6 Communication Services 10.1 Energy 9.5 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 2.0 Utilities 1.0 Real Estate 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.0 Canada 2.1 Germany 0.9 Zambia 0.9 Netherlands 0.7 France 0.7 United Kingdom 0.6 Belgium 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Exxon Mobil Corp 6.3 Wells Fargo & Co 5.6 General Electric Co 5.6 NVIDIA Corp 4.4 Bank of America Corp 2.7 Meta Platforms Inc Class A 2.7 Apple Inc 2.6 Boeing Co 2.4 Alphabet Inc Class A 2.0 41.6
Fidelity Advisor Series Growth Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Growth Opportunities Fund
Class Name	Fidelity Advisor® Series Growth Opportunities Fund
Trading Symbol	FAOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 885,159,743
Holdings Count | shares	182
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$885,159,743
Number of Holdings	182
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.6 Communication Services 22.0 Consumer Discretionary 9.9 Health Care 8.8 Industrials 6.5 Financials 3.8 Consumer Staples 0.5 Energy 0.1 Materials 0.1 Common Stocks 97.5 Preferred Stocks 1.8 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 93.3 China 2.2 Singapore 1.7 Taiwan 1.2 France 0.7 Denmark 0.2 Ireland 0.2 Canada 0.2 Netherlands 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.6 Microsoft Corp 10.9 Meta Platforms Inc Class A 6.6 Amazon.com Inc 5.7 Apple Inc 5.2 Alphabet Inc Class C 5.0 Roku Inc Class A 2.5 Uber Technologies Inc 2.5 Flex Ltd 2.1 NXP Semiconductors NV 2.1 56.2
Fidelity Advisor Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class M
Trading Symbol	FEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 1,796,779,158
Holdings Count | shares	116
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.0 Health Care 17.2 Consumer Staples 10.9 Industrials 8.7 Utilities 8.3 Energy 8.2 Information Technology 6.4 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 89.6 United Kingdom 5.2 France 2.2 Taiwan 1.0 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 2.0 Unilever PLC ADR 1.9 23.8
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class I
Trading Symbol	FMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 2,232,237,346
Holdings Count | shares	208
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 15.2 Consumer Discretionary 14.7 Information Technology 9.3 Health Care 7.4 Real Estate 6.9 Materials 6.8 Energy 5.2 Consumer Staples 4.8 Utilities 3.5 Communication Services 1.5 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Puerto Rico 0.8 Sweden 0.8 Chile 0.6 Grand Cayman (UK Overseas Ter) 0.5 Canada 0.5 Netherlands 0.4 United Kingdom 0.3 Greece 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carlisle Cos Inc 1.5 Bancorp Inc/The 1.5 Vistra Corp 1.4 CACI International Inc 1.3 XPO Inc 1.2 Baldwin Insurance Group Inc/The Class A 1.2 KBR Inc 1.1 Wesco International Inc 1.1 HEICO Corp Class A 1.1 Kirby Corp 1.1 12.5
Fidelity Advisor Large Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class I
Trading Symbol	FALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 1,387,189,575
Holdings Count | shares	185
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.3 Financials 16.5 Industrials 16.2 Health Care 11.6 Communication Services 10.1 Energy 9.5 Consumer Staples 4.9 Consumer Discretionary 3.1 Materials 2.0 Utilities 1.0 Real Estate 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.0 Canada 2.1 Germany 0.9 Zambia 0.9 Netherlands 0.7 France 0.7 United Kingdom 0.6 Belgium 0.6 Taiwan 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 Exxon Mobil Corp 6.3 Wells Fargo & Co 5.6 General Electric Co 5.6 NVIDIA Corp 4.4 Bank of America Corp 2.7 Meta Platforms Inc Class A 2.7 Apple Inc 2.6 Boeing Co 2.4 Alphabet Inc Class A 2.0 41.6
Fidelity Advisor Dividend Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class I
Trading Symbol	FDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.73%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.73%
Net Assets	$ 1,516,322,845
Holdings Count | shares	137
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.9 Industrials 16.0 Financials 15.0 Energy 11.3 Health Care 8.2 Communication Services 5.7 Utilities 5.2 Consumer Staples 3.6 Materials 3.2 Consumer Discretionary 2.0 Real Estate 1.5 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 85.5 Canada 4.1 United Kingdom 1.9 Norway 1.0 India 1.0 Taiwan 0.8 Netherlands 0.7 Korea (South) 0.6 France 0.6 Others 3.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.3 Microsoft Corp 6.3 Meta Platforms Inc Class A 3.5 Exxon Mobil Corp 2.8 Broadcom Inc 2.2 Apollo Global Management Inc 2.0 Allison Transmission Holdings Inc 1.8 Unitedhealth Group Inc 1.7 Boeing Co 1.7 Cigna Group/The 1.6 30.9